Statements of Changes in Shareholder's Deficit ¥ in Thousands		Common Stock [Member] Distoken Acquisition Corporation [Member] USD ($) shares		Common Stock [Member] Youlife International Holdings Inc [Member] USD ($) shares	Common Stock [Member] Youlife International Holdings Inc [Member] CNY (¥) shares	Common Stock [Member] Youlife Group Inc [Member] USD ($) shares	Treasury Stock, Common [Member] Distoken Acquisition Corporation [Member] USD ($)	Treasury Stock, Common [Member] Youlife International Holdings Inc [Member] USD ($)	Treasury Stock, Common [Member] Youlife International Holdings Inc [Member] CNY (¥)	Additional Paid-in Capital [Member] Distoken Acquisition Corporation [Member] USD ($)		Additional Paid-in Capital [Member] Youlife International Holdings Inc [Member] USD ($)	Additional Paid-in Capital [Member] Youlife International Holdings Inc [Member] CNY (¥)	Statutory Surplus [Member] Distoken Acquisition Corporation [Member] USD ($)	Statutory Surplus [Member] Youlife International Holdings Inc [Member] USD ($)	Statutory Surplus [Member] Youlife International Holdings Inc [Member] CNY (¥)	Retained Earnings [Member] Distoken Acquisition Corporation [Member] USD ($)		Retained Earnings [Member] Youlife International Holdings Inc [Member] CNY (¥)	Retained Earnings [Member] Youlife Group Inc [Member] USD ($)	Total (Member) Distoken Acquisition Corporation [Member] USD ($)	Total (Member) Youlife International Holdings Inc [Member] USD ($)	Total (Member) Youlife International Holdings Inc [Member] CNY (¥)	Noncontrolling Interest [Member] Distoken Acquisition Corporation [Member] USD ($)	Noncontrolling Interest [Member] Youlife International Holdings Inc [Member] USD ($)	Noncontrolling Interest [Member] Youlife International Holdings Inc [Member] CNY (¥)	Total Shareholders Equity [Member] Distoken Acquisition Corporation [Member] USD ($)		Total Shareholders Equity [Member] Youlife International Holdings Inc [Member] USD ($)	Total Shareholders Equity [Member] Youlife International Holdings Inc [Member] CNY (¥)	Total Shareholders Equity [Member] Youlife Group Inc [Member] USD ($)	AOCI Attributable to Parent [Member] Youlife International Holdings Inc [Member] USD ($)	AOCI Attributable to Parent [Member] Youlife International Holdings Inc [Member] CNY (¥)
Balance at Dec. 31, 2021		$ 200								$ 27,028							$ (9,073)										$ 18,155
Balance, shares at Dec. 31, 2021 | shares		2,003,000		225,627,673	225,627,673
Balance at Dec. 31, 2021 | ¥					¥ 152				¥ (32)				¥ 74,008			¥ 7,614							¥ (341,754)			¥ 33,288				¥ (308,466)			¥ (423,496)
Net loss																	(2,155)										(2,155)
Capital contribution from non-controlling shareholders | ¥													1,449										1,449			2,085				3,534
Profit/(loss) for the year | ¥																							(93,523)			(3,792)				(97,315)			(93,523)
Total comprehensive loss for the year | ¥																							(93,523)			(3,792)				(97,315)			(93,523)
Deemed dividend to Series C preferred shareholders at extinguishment of Series C Preferred Shares | ¥													130,011																				(130,011)
Surrender of ordinary shares | ¥					¥ (3)																		(3)							(3)
Surrender of ordinary shares, shares | shares				(3,849,955)	(3,849,955)
Share-based payment | ¥									1				20,810										20,811							20,811
Dividends paid to non-controlling shareholders | ¥																										(2,990)				(2,990)
Transfer from retained profits | ¥																639																	(639)
Balance at Dec. 31, 2022	[1],[3],[6]	$ 200	[2],[4],[5]							27,028	[2],[4],[5]						(11,228)	[2],[4],[5]									16,000	[2],[4],[5]
Balance, shares at Dec. 31, 2022 | shares		2,003,000	[1],[2],[3],[4],[5],[6]	221,777,718	221,777,718
Balance at Dec. 31, 2022					¥ 149				(31)				226,278			8,253			¥ (647,669)				(413,020)			28,591			$ (54,146,000)	(384,429)			(647,669)
Profit/(loss) for the year | ¥																			38,678				38,678			54				38,732
Total comprehensive loss for the year | ¥																			38,678				38,678			54				38,732
Dividends paid to non-controlling shareholders | ¥																										(352)				(352)
Balance, shares at Jun. 30, 2023 | shares				221,777,718	221,777,718
Balance at Jun. 30, 2023 | ¥					¥ 149				(31)				226,278			8,253			(608,991)				(374,342)			28,293				(346,049)
Balance at Dec. 31, 2022	[1],[3],[6]	$ 200	[2],[4],[5]							27,028	[2],[4],[5]						(11,228)	[2],[4],[5]									16,000	[2],[4],[5]
Balance, shares at Dec. 31, 2022 | shares		2,003,000	[1],[2],[3],[4],[5],[6]	221,777,718	221,777,718
Balance at Dec. 31, 2022					¥ 149				(31)				226,278			8,253			(647,669)				(413,020)			28,591			(54,146,000)	(384,429)			(647,669)
Net loss																	1,304,731										1,304,731
Issuance of ordinary shares		$ 55								5,449,945																	5,450,000
Balance, shares | shares		545,000
Fair value of public warrants at issuance										1,104,000																	1,104,000
Fair value of representative shares										1,185,493																	1,185,493
Fair value of rights included in public units										3,305,100																	3,305,100
Fair value of representative warrants										12,075																	12,075
Capital contribution from non-controlling shareholders										(354,297)																	(354,297)
Accretion for ordinary shares to redemption amount										(10,729,344)							(1,359,903)										(12,089,247)
Profit/(loss) for the year																			99,263				99,263			(2,217)			13,669,000	97,046
Total comprehensive loss for the year | ¥																			99,263				99,263			(2,217)				97,046
Dividends paid to non-controlling shareholders																(442)							(442)			275			(24,000)	(167)
Transfer from retained profits																1,406			(1,406)
Profit/(loss) for the year																													13,669,000
Profit/(loss) for the year													(48,731)										(48,731)						(6,863,000)	(48,731)
Balance at Dec. 31, 2023		$ 255															(66,400)										(66,145)
Balance, shares at Dec. 31, 2023 | shares		2,548,000		221,777,718	221,777,718
Balance at Dec. 31, 2023					¥ 149				(31)				177,547			9,217			(549,812)				(362,930)			26,649			(47,364,000)	(336,281)			(549,812)
Profit/(loss) for the year | ¥																							992			413				1,405			992
Total comprehensive loss for the year | ¥																							992			413				1,405			992
Dividends paid to non-controlling shareholders | ¥																										(1,068)				(1,068)
Disposal of discontinued operations | ¥	[7]												(1,700)			(1,180)							(21,156)			(6,012)				(27,168)			(18,276)
Balance at Jun. 30, 2024																				$ (33,112.81)											$ (33,112.81)
Balance, shares at Jun. 30, 2024 | shares				221,777,718	221,777,718	100
Balance at Jun. 30, 2024				$ 21,000	¥ 149			$ (4,000)	(31)			$ 24,197,000	175,847		$ 1,106,000	8,037						$ (52,715,000)	(383,094)		$ 2,750,000	19,982			(49,965,000)	(363,112)		$ (78,035,000)	(567,096)
Balance at Dec. 31, 2023		$ 255															(66,400)										(66,145)
Balance, shares at Dec. 31, 2023 | shares		2,548,000		221,777,718	221,777,718
Balance at Dec. 31, 2023					¥ 149				(31)				177,547			9,217			¥ (549,812)				(362,930)			26,649			(47,364,000)	(336,281)			(549,812)
Net loss																	37,131										37,131
Accretion for ordinary shares to redemption amount																	(2,946,963)										(2,946,963)
Balance at Dec. 31, 2024		$ 255															$ (2,976,232)										$ (2,975,977)
Balance, shares at Dec. 31, 2024 | shares		2,548,000
Balance at Apr. 01, 2024
Balance, shares at Apr. 01, 2024 | shares
Net loss																				(33,112.81)											(33,112.81)
Issuance of ordinary shares
Balance, shares | shares						100
Balance at Jun. 30, 2024																				$ (33,112.81)											$ (33,112.81)
Balance, shares at Jun. 30, 2024 | shares				221,777,718	221,777,718	100
Balance at Jun. 30, 2024				$ 21,000	¥ 149			$ (4,000)	¥ (31)			$ 24,197,000	¥ 175,847		$ 1,106,000	¥ 8,037						$ (52,715,000)	¥ (383,094)		$ 2,750,000	¥ 19,982			$ (49,965,000)	¥ (363,112)		$ (78,035,000)	¥ (567,096)

[1]	At December 31, 2022, includes an aggregate of up to 258,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriter (see Note 5).
[2]	At January 1, 2023, includes an aggregate of up to 258,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriter (see Note 5).
[3]	On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented (See Note 7).
[4]	On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented (See Note 7).
[5]	On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividend (See Note 5).
[6]	On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividend (See Note 5).
[7]	On June 29, 2022, Shanghai Youerlan entered into the contractual arrangements with Shanghai Youzhilan and its registered shareholders, pursuant to which, Shanghai Youerlan has acquired effective control over the financial and operational policies of Shanghai Youzhilan and its subsidiaries and Jiangsu Youlan Network and its subsidiaries (collectively, “PRC Technology Entities”), and has become entitled to all the relevant economic benefits derived from their operations. The Group terminated the contractual agreement on January 1, 2024, and PRC Technology Entities were accounted for as discontinued operations under U.S. GAAP. in accordance with ASC 205-20-45 in the financial statements for the year ended December 31, 2023.